Litigation (Details) - 3 months ended Jun. 30, 2017 SFr in Millions, $ in Millions	CHF (SFr)	USD ($)
Pending Litigation
Litigation disclosures
Net litigation provisions recorded | SFr	SFr 76
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	SFr 1,300
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Phoenix Light SF Ltd. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
RMBS offerings by third party | $		$ 281
Reduction in value of RMBS issued by third party underwritten by CSS LLC | $		81
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Deutsche Zentral-Genossenschaftsbank AG, New York Branch | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
RMBS offerings by third party | $		$ 111